Debt - Net (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument
Total debt	$ 1,114,284	$ 1,034,956	$ 636,558
Debt Instrument, Unamortized Discount (Premium), Net	(80)	2,403	2,591
Total	1,114,204	1,037,359	639,149
Unsecured Senior Notes
Debt Instrument
Total debt	300,000	0
Unsecured term loans
Debt Instrument
Total debt	455,000	455,000
Fixed rate mortgages
Debt Instrument
Total debt	359,284	382,456	461,248
Variable rate mortgages
Debt Instrument
Total debt		0	49,810
Secured real estate term loan
Debt Instrument
Total debt	0	125,500	125,500
Unsecured revolving credit facility
Debt Instrument
Line of credit facility, amount outstanding	0	72,000	0
Unsecured term loans
Debt Instrument
Total debt			$ 0